FINANCIAL INSTRUMENTS (Details-CarryingAmounts) ¥ in Thousands, $ in Thousands		Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Apr. 28, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
- Normal	[1]	$ 5	¥ 32			¥ 32
- Doubtful	[1]
- Not yet past due		5,039	32,538	¥ 263	$ 379	2,450	¥ 3,013	¥ 3,444
Total		5,044	32,570			2,482
E C Ls Stage 1 [Member]
IfrsStatementLineItems [Line Items]
- Normal	[1]	5	32			32
- Doubtful	[1]
- Not yet past due		5,039	32,538			2,450
Total		5,044	32,570			2,482
E C Ls Stage 2 [Member]
IfrsStatementLineItems [Line Items]
- Normal	[1]
- Doubtful	[1]
- Not yet past due
Total
E C Ls Stage 3 [Member]
IfrsStatementLineItems [Line Items]
- Normal	[1]
- Doubtful	[1]
- Not yet past due
Total

[1]	The credit quality of the financial assets included in other receivables is considered to be "normal" when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be "doubtful."